Common shares - Stock and securities repurchase program (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	May 31, 2015
Disclosure of classes of share capital [line items]
Entity's shares acquired (in shares)	0
Common stock [Member]
Disclosure of classes of share capital [line items]
Common shares held in treasury	6,349,324
Common stock, shares outstanding (in shares)	58,808,745	58,202,400
2015 Securities Repurchase Program [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase			$ 250.0
Stock buyback program, remaining authorized amount	$ 121.6